Risks (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks [Line Items]
Allowance for account receivables	$ 19	$ 19	$ 19
Increase (decrease) interest risk rate	1.00%	1.00%
Interest rate other variables, percentage	1.00%	1.00%
Increased (decreased) amount	$ 68,190	$ 26,894	541
A SPAC I [Member]
Risks [Line Items]
Allowance for account receivables	0	4	14
Other receivables		14	17,818
Accounts Receivables [Member]
Risks [Line Items]
Allowance for account receivables		19	$ 19
Other receivables		17,818
Credit Risk [Member] | A SPAC I [Member]
Risks [Line Items]
Allowance for account receivables		$ 14
Other receivables	$ 0